                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT Q
                               SEPARATE ACCOUNT R
                               SEPARATE ACCOUNT T
                               SEPARATE ACCOUNT W
                               SEPARATE ACCOUNT X

      SUPPLEMENT DATED DECEMBER 31, 2010 TO PROSPECTUSES DATED MAY 3, 2010

        The information below supplements prospectuses dated May 3, 2010, describing one or more of the following variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) (the "Supplement"):

                          Accommodator Variable Annuity
                          Declaration Variable Annuity
                          Independence Variable Annuity
                       Independence 2000 Variable Annuity
                     Independence Preferred Variable Annuity
                            Patriot Variable Annuity
                       Revolution Access Variable Annuity
                        Revolution Extra Variable Annuity
                        Revolution Value Variable Annuity

You should read this Supplement together with the current prospectus for the Contract you purchased (the "Annuity Prospectus"), and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 800-344-1029 to request a free copy. You may also visit our website at www.jhannuities.com.

This Supplement provides information on:

     I. new tax rules applicable to annuity contracts under the Small Business Jobs Act of 2010; and

     II.  subadviser changes to the John Hancock Trust.

                       I. SMALL BUSINESS JOBS ACT OF 2010

On September 27, 2010, President Obama signed the Small Business Jobs Act of 2010 (the "Act") into law. The following discussion of the Act is not exhaustive, does not purport to cover all situations that might affect your Contract, and is not intended as tax advice. You should seek independent tax advice for information on whether the Act applies to your circumstances.

HOW, IN GENERAL, DOES THE ACT AFFECT ANNUITY CONTRACTS?

PARTIAL ANNUITIZATIONS: Effective January 1, 2011, the Act amends Section 72(a)(2) of the Internal Revenue Code (the "Code") to permit the tax cost basis, or "investment in the contract," to be allocated pro rata in a non-tax qualified, deferred annuity contract between (a) the amount of contract value apportioned to an annuity payment option, where permitted under the contract, and (b) the amount of contract value that continues to accumulate in the contract. This type of a transaction is referred to as a "partial annuitization" and could result in the recognition of a lower amount of taxable earnings in amounts received under an annuity contract immediately following the partial annuitization than would be the case for partial withdrawals of an annuity contract's cash value. (Different rules apply if the contract is issued to, or in connection with, a tax-qualified retirement plan.)

THE CONTRACTS DESCRIBED IN THE ANNUITY PROSPECTUS DO NOT PERMIT YOU TO MAKE A PARTIAL ANNUITIZATION DIRECTLY IN THE MANNER CONTEMPLATED IN THE ACT. Accordingly, we will deny any request to apply any amount less than your entire Contract Value to an Annuity Payment Option.

If you take a partial withdrawal of Contract Value and use the withdrawn amount to purchase an immediate annuity contract, or if you make a partial exchange under Section 1035 of the Code directly into an immediate annuity contract, the withdrawal or exchange will be subject to withdrawal charges. For Contracts with an optional benefit Rider, the amount you withdraw or exchange may reduce benefits under your Rider. A withdrawal may also be subject to income tax, withholding requirements and a 10% IRS penalty tax. For additional information, please see the chapter in the Annuity Prospectus entitled "Federal Tax Matters" and the section in the Statement of Additional Information entitled "Qualified Plan Types." YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO APPLY LESS THAN YOUR ENTIRE CONTRACT VALUE TO PROVIDE ANNUITY PAYMENTS.

DESIGNATED ROTH ACCOUNTS: Effective September 27, 2010, the Act authorizes participants in plans intended to qualify under Code section 401(k) ("401(k) Plans") or section 403(b) ("403(b) Plans") to roll over qualified distributions into a designated Roth account within the plan, if allowed by that plan. The rollover will be taxable as income. If an amount is rolled over in 2010, it is eligible for a special rule whereby 50% of the income is reported on a participant's 2011 tax return, and 50% on his or her 2012 tax return.


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Effective for taxable years beginning after December 31, 2010, the Act also permits plans intended to qualify under Code section 457(b) ("457 Plans") to establish Roth accounts and authorizes participants to contribute deferred amounts to designated Roth accounts within their 457 Plan. The Act further authorizes participants in 457 Plans to roll over qualified distributions into a designated Roth account within the plan, if allowed by that plan. The rollover will be taxable as income and does not qualify for the special rule allowing participants to report 50% of the income in a 2011 tax return, and 50% on the 2012 tax return.

The Contract described in the Annuity Prospectus was not designed to hold both Roth and non-Roth accounts. We do not separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if the applicable 401(k) Plan, 403(b) Plan or 457 Plan allows you to designate Roth and non-Roth accounts in your plan. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for accounting your Contract Value for tax purposes: calculating withholding, income tax reporting, and any required minimum distributions. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts.

WE REVISE THE FOLLOWING SECTION OF THE ANNUITY PROSPECTUS REGARDING THE IMPERMISSIBILITY OF PARTIAL ANNUITIZATIONS

1. IN THE CHAPTER TITLED "BASIC INFORMATION - HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?"

We add a new last paragraph to the section as follows:

     We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to withdraw a part of your Contract Value to purchase an immediate annuity contract, the amount withdrawn will be subject to any applicable withdrawal charge.

2.   IN THE CHAPTER TITLED "THE ANNUITY PERIOD - SELECTING AN ANNUITY OPTION"

We add a new first sentence to the first paragraph of the section as follows:

     We apply your entire Contract Value to the option(s) you select on your Contract Maturity Date as described above.

WE REVISE THE FOLLOWING SECTIONS OF THE ANNUITY PROSPECTUS REGARDING THE IMPERMISSIBILITY OF DESIGNATED ROTH ACCOUNTS

3. IN THE CHAPTER TITLED "BASIC INFORMATION - WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?"

We revise the second to last paragraph of the section as follows:

     CONTRACTS PURCHASED AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, INCLUDING AN IRA, DO NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN FOR NON-ROTH ACCOUNTS. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, ANNUITY LIFETIME INCOME OPTIONS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

4.   IN THE CHAPTER TITLED "THE ANNUITY PERIOD - ANNUITY OPTIONS"

We add a new last paragraph to the section as follows:

     We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to withdraw a part of your Contract Value to purchase an immediate annuity contract, the amount withdrawn will be subject to any applicable withdrawal charge.

5. IN THE CHAPTER TITLED "FEDERAL TAX MATTERS - NONQUALIFIED CONTRACTS - TAXATION OF ANNUITY PAYMENTS"

We add a new last paragraph to the section as follows:

     In the case of 401(k), 403(b) and 457 Plans, the Contract was not designed to hold both Roth and non-Roth accounts. We do not separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your Plan allows you to designate Roth and non-Roth accounts in your plan. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and any required minimum distributions. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts.

6.   IN THE CHAPTER TITLED "FEDERAL TAX MATTERS - QUALIFIED CONTRACTS"

We add a new last section as follows:

     Designated Roth Accounts within Qualified Plans

     The Small Business Jobs Act of 2010 authorizes: (1) participants in 457(b) plans to contribute deferred amounts to designated Roth accounts within their 457(b) plan; and (2) participants in 401(k), 403(b) and certain other plans to roll over qualified distributions into a designated Roth account within their plans, if allowed by their plans. The Contract, however, was not designed to separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your 401(k) Plan, 403(b) Plan or 457 Plan allows you to split your account. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and any required minimum distributions. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts. We will deny any request that would create such a split.

                    II. JOHN HANCOCK TRUST SUBADVISER CHANGES

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED IS NOW JOHN HANCOCK ASSET MANAGEMENT (NORTH AMERICA)

Effective December 15, 2010, MFC Global Investment Management (U.S.A.) Limited, a subadviser to the John Hancock Trust, changed its name and is now known as John Hancock Asset Management a division of Manulife Asset Management (North America) Limited ("John Hancock Asset Management (North America)"). Accordingly, all references in the Annuity Prospectus to "MFC Global Investment Management (U.S.A.) Limited" are replaced with "John Hancock Asset Management (North America)."

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC IS NOW JOHN HANCOCK ASSET
MANAGEMENT

Effective December 15, 2010, MFC Global Investment Management (U.S.), LLC, a subadviser to the John Hancock Trust, changed its name and is now known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC ("John Hancock Asset Management"). Accordingly, all references in the Annuity Prospectus to "MFC Global Investment Management (U.S.), LLC" are replaced with "John Hancock Asset Management."

JOHN HANCOCK ASSET MANAGEMENT NEW APPOINTMENTS

Effective January 1, 2011, John Hancock Asset Management is an additional subadviser to the Lifestyle Balanced Trust.

WE REVISE THE FOLLOWING SECTION OF YOUR ANNUITY PROSPECTUS:

We insert a new last paragraph below the table that appears in the Chapter titled "General Information about Us, the Separate Account(s) and the Portfolios
- Portfolio Investment Objectives and Strategies" as follows:

     Effective January 1, 2011, John Hancock Asset Management is an additional subadviser to the Lifestyle Balanced Trust.

                       SUPPLEMENT DATED DECEMBER 31, 2010

xxxxxxx:1210   333-164147   333-164135
               333-164146   333-164140
               333-164145   333-164137
               333-164142   333-164138
                            333-164139


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